(Loss) / Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Earnings Per Share [Abstract]
(Loss) / profit	$ (15,231)	$ (6,683)	$ (21,554)	$ (13,669)	$ (28,980)	$ 9,898	$ (26,353)
Basic weighted average number of common stock outstanding (in shares)	67,232,000	32,094,000	67,225,000	31,395,000	32,829,000	17,140,000	13,087,000
Effect of dilution (in shares)					0	88,000	0
Diluted weighted average number of common stock outstanding (in shares)	67,232,000	32,094,000	67,225,000	31,395,000	32,829,000	17,229,000	13,087,000
Basic (loss) / earnings per common stock from operations (in dollars per share)	$ (0.23)	$ (0.21)	$ (0.32)	$ (0.44)	$ (0.88)	$ 0.58	$ (2.01)
Diluted (loss) / earnings per common stock from operations (in dollars per share)	$ (0.23)	$ (0.21)	$ (0.32)	$ (0.44)	$ (0.88)	$ 0.57	$ (2.01)
Anti-dilutive shares excluded from diluted earnings per share (in shares)			10,884,102	4,213,673	13,403,000	1,618,000	1,715,000